As filed with the U.S. Securities and Exchange Commission on April 13, 2007

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 30	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 30 (Check appropriate box or boxes)	☒

ING PARTNERS, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (860) 273-4743

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Rd.	Dechert, LLP
Scottsdale, AZ 85258	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	on April 30, 2007, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING PARTNERS, INC.

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A for ING Partners, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 29 from April 23, 2007 to April 30, 2007. This Amendment incorporated by reference the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 29, which was filed with the Securities and Exchange Commission on February 1, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Scottsdale and the State of Arizona on the 13th day of April, 2007.

ING PARTNERS, INC.
By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Director	April 13, 2007
John G. Turner**

	President and Chief	April 13, 2007
Shaun P. Mathews**	Executive Officer

	Senior Vice President	April 13, 2007
Todd Modic**	Chief/Principal Financial
Officer

	Director	April 13, 2007
John V. Boyer**

	Director	April 13, 2007
Patricia W. Chadwick**

	Director	April 13, 2007
J. Michael Earley**

	Director	April 13, 2007
R. Barbara Gitenstein**

	Director	April 13, 2007
Patrick W. Kenny**

	Director and Chairman	April 13, 2007
Jock Patton**

	Director	April 13, 2007
Sheryl K. Pressler**

	Director	April 13, 2007
David W.C. Putnam**

	Director	April 13, 2007
Roger B. Vincent**

*+By: /s/Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

** Powers of Attorney for Shaun P. Mathews, Todd Modic, and each Director, effective January 11, 2007 — filed as Exhibits to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

EXHIBIT INDEX

ING Partners, Inc.

Exhibit Number	Exhibit Description
None	None